UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin California High Yield Municipal Fund
Class A [FCQAX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.81%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin California High Yield Municipal Fund returned 3.74%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in bonds with no external credit rating
↑	Underweight to bonds with 30 years to maturity
↑	Selection in B rated bonds

Top detractors from performance:
↓	Overweight to bonds with no external credit rating
↓	Overweight to bonds with 20 years to maturity
↓	Underweight bonds with 5 years or less to maturity
Franklin California High Yield Municipal Fund	PAGE 1	1175-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.74	1.03	2.60
Class A (with sales charge)	-0.15	0.26	2.20
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Bond California Exempt Index	4.98	1.45	2.37
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$3,281,260,262
Total Number of Portfolio Holdings	745
Total Management Fee Paid	$13,902,397
Portfolio Turnover Rate	13.89%
Franklin California High Yield Municipal Fund	PAGE 2	1175-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California High Yield Municipal Fund	PAGE 3	1175-ATSR-0426

Franklin California High Yield Municipal Fund
Class A1 [FCAMX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$67	0.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin California High Yield Municipal Fund returned 3.91%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in bonds with no external credit rating
↑	Underweight to bonds with 30 years to maturity
↑	Selection in B rated bonds

Top detractors from performance:
↓	Overweight to bonds with no external credit rating
↓	Overweight to bonds with 20 years to maturity
↓	Underweight bonds with 5 years or less to maturity
Franklin California High Yield Municipal Fund	PAGE 1	175-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.91	1.18	2.70
Class A1 (with sales charge)	-0.04	0.41	2.31
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Bond California Exempt Index	4.98	1.45	2.37
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$3,281,260,262
Total Number of Portfolio Holdings	745
Total Management Fee Paid	$13,902,397
Portfolio Turnover Rate	13.89%
Franklin California High Yield Municipal Fund	PAGE 2	175-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California High Yield Municipal Fund	PAGE 3	175-ATSR-0426

Franklin California High Yield Municipal Fund
Class C [FCAHX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin California High Yield Municipal Fund returned 3.20%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in bonds with no external credit rating
↑	Underweight to bonds with 30 years to maturity
↑	Selection in B rated bonds

Top detractors from performance:
↓	Overweight to bonds with no external credit rating
↓	Overweight to bonds with 20 years to maturity
↓	Underweight bonds with 5 years or less to maturity
Franklin California High Yield Municipal Fund	PAGE 1	275-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.20	0.58	2.11
Class C (with sales charge)	2.21	0.58	2.11
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Bond California Exempt Index	4.98	1.45	2.37
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$3,281,260,262
Total Number of Portfolio Holdings	745
Total Management Fee Paid	$13,902,397
Portfolio Turnover Rate	13.89%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin California High Yield Municipal Fund	PAGE 2	275-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California High Yield Municipal Fund	PAGE 3	275-ATSR-0426

Franklin California High Yield Municipal Fund
Class R6 [FCAQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.51%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin California High Yield Municipal Fund returned 4.05%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in bonds with no external credit rating
↑	Underweight to bonds with 30 years to maturity
↑	Selection in B rated bonds

Top detractors from performance:
↓	Overweight to bonds with no external credit rating
↓	Overweight to bonds with 20 years to maturity
↓	Underweight bonds with 5 years or less to maturity
Franklin California High Yield Municipal Fund	PAGE 1	8175-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.05	1.30	2.83
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Bond California Exempt Index	4.98	1.45	2.37
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$3,281,260,262
Total Number of Portfolio Holdings	745
Total Management Fee Paid	$13,902,397
Portfolio Turnover Rate	13.89%
Franklin California High Yield Municipal Fund	PAGE 2	8175-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California High Yield Municipal Fund	PAGE 3	8175-ATSR-0426

Franklin California High Yield Municipal Fund
Advisor Class [FVCAX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$57	0.56%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin California High Yield Municipal Fund returned 4.00%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in bonds with no external credit rating
↑	Underweight to bonds with 30 years to maturity
↑	Selection in B rated bonds

Top detractors from performance:
↓	Overweight to bonds with no external credit rating
↓	Overweight to bonds with 20 years to maturity
↓	Underweight bonds with 5 years or less to maturity
Franklin California High Yield Municipal Fund	PAGE 1	675-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.00	1.28	2.79
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Bond California Exempt Index	4.98	1.45	2.37
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$3,281,260,262
Total Number of Portfolio Holdings	745
Total Management Fee Paid	$13,902,397
Portfolio Turnover Rate	13.89%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin California High Yield Municipal Fund	PAGE 2	675-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California High Yield Municipal Fund	PAGE 3	675-ATSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 28, 2025 and February 28, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $50,486 in February 28, 2025 and $48,542 in February 28, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 28, 2025 and $0 in February 28, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $10,000 in February 28, 2025 and $10,000 in February 28, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in February 28, 2025 and $0 in February 28, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $489,326 in February 28, 2025 and $1,690,011 in February 28, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
California High Yield
Municipal Fund
Financial Statements and Other Important Information
Annual | February 28, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 29
Notes to Financial Statements 33
Report of Independent Registered Public Accounting Firm 42
Tax Information 43
Changes In and Disagreements with Accountants 44
Results of Meeting(s) of Shareholders 44
Remuneration Paid to Directors, Officers and Others 44
Board Approval of Management and Subadvisory Agreements 44

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.91 $9.85 $9.69 $11.02 $11.49 $10.81
Income from investment operations
c
:
Net investment income
d
............. 0.41 0.39 0.39 0.36 0.26 0.35
Net realized and unrealized gains (losses) (0.06) 0.06 0.16 (1.35) (0.49) 0.67
Total from investment operations ........ 0.35 0.45 0.55 (0.99) (0.23) 1.02
Less distributions from:
Net investment income .............. (0.40) (0.39) (0.39) (0.34) (0.24) (0.34)
Net asset value, end of year ........... $9.86 $9.91 $9.85 $9.69 $11.02 $11.49
Total return
e
....................... 3.74% 4.67% 5.85% (9.03)% (2.09)% 9.57%
Ratios to average net assets
f
Expenses ......................... 0.81% 0.80%
g
0.84%
g
0.88%
g
0.81%
g
0.79%
g
Net investment income ............... 4.21% 3.98% 4.10% 3.63% 2.88% 3.10%
Supplemental data
Net assets, end of year (000’s) ......... $1,168,018 $981,536 $710,549 $595,614 $714,052 $618,967
Portfolio turnover rate ................ 13.89% 10.33% 10.93% 18.77% 10.19% 9.20%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Class A1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.89 $9.83 $9.67 $10.99 $11.47 $10.79
Income from investment operations
c
:
Net investment income
d
............. 0.42 0.41 0.41 0.38 0.26 0.37
Net realized and unrealized gains (losses) (0.05) 0.06 0.15 (1.35) (0.49) 0.67
Total from investment operations ........ 0.37 0.47 0.56 (0.97) (0.23) 1.04
Less distributions from:
Net investment income .............. (0.42) (0.41) (0.40) (0.35) (0.25) (0.36)
Net asset value, end of year ........... $9.84 $9.89 $9.83 $9.67 $10.99 $11.47
Total return
e
....................... 3.91% 4.84% 6.02% (8.83)% (2.07)% 9.76%
Ratios to average net assets
f
Expenses ......................... 0.66% 0.65%
g
0.69%
g
0.72%
g
0.66%
g
0.64%
g
Net investment income ............... 4.37% 4.13% 4.25% 3.78% 3.04% 3.27%
Supplemental data
Net assets, end of year (000’s) ......... $662,265 $712,086 $776,199 $862,312 $1,166,095 $1,254,701
Portfolio turnover rate ................ 13.89% 10.33% 10.93% 18.77% 10.19% 9.20%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.97 $9.91 $9.75 $11.08 $11.56 $10.87
Income from investment operations
c
:
Net investment income
d
............. 0.37 0.35 0.36 0.32 0.21 0.30
Net realized and unrealized gains (losses) (0.07) 0.06 0.15 (1.35) (0.49) 0.69
Total from investment operations ........ 0.30 0.41 0.51 (1.03) (0.28) 0.99
Less distributions from:
Net investment income .............. (0.36) (0.35) (0.35) (0.30) (0.20) (0.30)
Net asset value, end of year ........... $9.91 $9.97 $9.91 $9.75 $11.08 $11.56
Total return
e
....................... 3.20% 4.22% 5.39% (9.35)% (2.46)% 9.18%
Ratios to average net assets
f
Expenses ......................... 1.20% 1.20%
g
1.23%
g
1.27%
g
1.20%
g
1.19%
g
Net investment income ............... 3.78% 3.54% 3.66% 3.19% 2.47% 2.69%
Supplemental data
Net assets, end of year (000’s) ......... $73,036 $85,107 $92,877 $118,149 $180,173 $223,652
Portfolio turnover rate ................ 13.89% 10.33% 10.93% 18.77% 10.19% 9.20%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.93 $9.86 $9.70 $11.03 $11.51 $10.82
Income from investment operations
c
:
Net investment income
d
............. 0.43 0.42 0.42 0.39 0.27 0.38
Net realized and unrealized gains (losses) (0.06) 0.07 0.16 (1.35) (0.49) 0.68
Total from investment operations ........ 0.37 0.49 0.58 (0.96) (0.22) 1.06
Less distributions from:
Net investment income .............. (0.43) (0.42) (0.42) (0.37) (0.26) (0.37)
Net asset value, end of year ........... $9.87 $9.93 $9.86 $9.70 $11.03 $11.51
Total return
e
....................... 4.05% 4.97% 6.14% (8.76)% (1.96)% 9.97%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates ......................... 0.51% 0.51% 0.55% 0.58% 0.53% 0.52%
Expenses net of waiver and payments by
affiliates ......................... 0.51% 0.51%
g
0.55%
g
0.58%
g,h
0.52%
g
0.51%
g
Net investment income ............... 4.50% 4.26% 4.38% 3.91% 3.16% 3.37%
Supplemental data
Net assets, end of year (000’s) ......... $77,623 $65,877 $50,713 $44,724 $60,366 $45,216
Portfolio turnover rate ................ 13.89% 10.33% 10.93% 18.77% 10.19% 9.20%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.91 $9.85 $9.69 $11.02 $11.50 $10.82
Income from investment operations
c
:
Net investment income
d
............. 0.43 0.42 0.42 0.39 0.27 0.38
Net realized and unrealized gains (losses) (0.05) 0.06 0.15 (1.36) (0.49) 0.67
Total from investment operations ........ 0.38 0.48 0.57 (0.97) (0.22) 1.05
Less distributions from:
Net investment income .............. (0.43) (0.42) (0.41) (0.36) (0.26) (0.37)
Net asset value, end of year ........... $9.86 $9.91 $9.85 $9.69 $11.02 $11.50
Total return
e
....................... 4.00% 4.93% 6.11% (8.80)% (1.99)% 9.84%
Ratios to average net assets
f
Expenses ......................... 0.56% 0.55%
g
0.59%
g
0.62%
g
0.56%
g
0.54%
g
Net investment income ............... 4.46% 4.22% 4.34% 3.87% 3.13% 3.35%
Supplemental data
Net assets, end of year (000’s) ......... $1,300,318 $1,185,778 $914,542 $922,275 $1,186,382 $1,113,278
Portfolio turnover rate ................ 13.89% 10.33% 10.93% 18.77% 10.19% 9.20%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Schedule of Investments, February 28, 2026
Franklin California High Yield Municipal Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC ...................................... 86,700 $ —
b
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 60,804 —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 2.1%
Commercial Services & Supplies 0.5%
a ,c
CalPlant I LLC ,
Senior Secured Note , 144A, 15% , 2/28/27 ............................... $ 4,195,000 4,195,000
d
21 A , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 1,370,000 178,100
d
21 B , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 5,220,000 678,600
d
22 A , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 2,875,000 373,750
d
22 B , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 250,000 32,500
d
22 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,885,000 1,885,000
d
22 X , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,830,000 2,830,000
d
23 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,000,000 1,000,000
d
23 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 890,000 890,000
d
23 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,415,000 1,415,000
d
23 D , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,230,000 1,230,000
d
23 E , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,385,000 1,385,000
16,092,950
Diversified Consumer Services 1.3%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
41,035,000 41,264,072
Electric Utilities 0.3%
c
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 9,600,000 9,715,012
Total Corporate Bonds (Cost $ 75,139,634 ) ......................................
67,072,034
Municipal Bonds 95.2%
Arizona 0.4%
c
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 13,640,000 14,726,987
California 88.3%
Alameda Community Facilities District ,
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 850,000 910,010
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,042,784
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,000,000 1,014,861
Bay Area Toll Authority , Revenue , 2025 F-1 , Refunding , 5% , 4/01/53 ............. 1,785,000 1,905,497
Benicia Unified School District , GO , 2024 B , 5% , 8/01/58 ...................... 7,000,000 7,431,213
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien , 2024 B , AG Insured , 4.375% , 7/01/49 ................. 5,000,000 4,903,751
Revenue, Senior Lien , 2024 B , AG Insured , 4.5% , 7/01/54 ................... 5,750,000 5,690,731
California Community Choice Financing Authority ,
e
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 10,000,000 10,394,865
e
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 10,000,000 10,574,368
e
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 10,000,000 11,071,076
e
Revenue , 2024 E , Mandatory Put , 5% , 9/01/32 ............................ 10,000,000 10,945,378

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Community Choice Financing Authority, (continued)
e
Revenue , 2025 C , Mandatory Put , 5% , 10/01/33 ........................... $ 12,500,000 $ 13,571,957
Revenue , 2026 B , 5% , 3/01/36 ........................................ 7,800,000 8,508,641
California Community College Financing Authority ,
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... 30,295,000 20,977,406
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 B , 7.75% , 7/01/30 ..... 2,405,000 2,399,429
c
NCCD-Napa Valley Properties LLC , Revenue, Sub. Lien , 144A, 2022 C , 6.75% ,
7/01/60 ........................................................ 7,050,000 5,076,087
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/48 .......... 225,000 227,844
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 7,785,000 7,860,182
c
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 27,050,000 21,956,001
Brio Apartments & Next on Lex Apartments , Revenue, Sub. Lien , 144A, 2021 A-2 ,
4% , 8/01/47 .................................................... 9,265,000 7,482,411
Exchange at Bayfront Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% ,
8/01/51 ........................................................ 13,000,000 5,846,025
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 18,800,000 9,274,119
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 22,525,000 17,231,625
Summit at Sausalito Apartments , Revenue , 144A, 2021 A-2 , 4% , 2/01/50 ........ 10,000,000 7,557,629
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 7,475,000 6,738,040
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,000,000 14,114,559
California County Tobacco Securitization Agency ,
Merced County Tobacco Funding Corp. , Revenue , 2020 B , Refunding , 5% , 6/01/50 3,000,000 2,830,607
f
Sonoma County Securitization Corp. , Revenue , 2020 B-2 , Refunding , 5.58%, 6/01/55 10,000,000 2,039,822
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/37 ....... 1,265,000 1,309,543
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/38 ....... 1,125,000 1,161,406
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/44 ....... 10,375,000 10,507,088
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 4,185,000 5,287,221
Leland Stanford Junior University (The) , Revenue , U-3 , 5% , 6/01/43 ............ 5,815,000 7,167,866
g
University of Southern California , Revenue , 2025 A , 5% , 10/01/55 ............. 15,000,000 15,940,174
California Enterprise Development Authority ,
Castilleja School Foundation , Revenue , 2024 , 4% , 6/01/54 ................... 10,000,000 9,252,132
c
Real Journey Academies Obligated Group , Revenue , 144A, 2024 A , 5% , 6/01/54 .. 2,000,000 1,973,519
c
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/36 250,000 251,245
c
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/51 630,000 533,752
c
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/61 845,000 693,519
c
Rocklin Academy Obligated Group , Revenue , 144A, 2024 , 5% , 6/01/54 ......... 1,400,000 1,384,255
c
Rocklin Academy Obligated Group , Revenue , 144A, 2024 , 5% , 6/01/64 ......... 1,350,000 1,309,505
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2016 A , Refunding , 4% ,
3/01/39 ........................................................ 8,190,000 8,189,827
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 12/01/43 4,980,000 5,384,354
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 12/01/44 4,720,000 5,041,969
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 4% ,
8/15/49 ........................................................ 3,375,000 2,834,237
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5.25% , 12/01/49 ...... 10,775,000 11,519,725
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 5,225,000 5,440,476
El Camino Hospital LP , Revenue , 2017 , 4% , 2/01/42 ....................... 6,500,000 6,535,797
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/42 ....................... 5,000,000 5,098,014
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 21,565,000 24,313,151
Kaiser Foundation Hospitals , Revenue , A-2 , BAM Insured , 5% , 11/01/47 ........ 10,000,000 11,573,026
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 12,485,000 12,628,912
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 47,610 49,593

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Housing Finance Agency, (continued)
c,e
300 De Haro Venture LP , Revenue , 144A, 2025 P-S , Mandatory Put , 8% , 1/01/44 . $ 16,970,000 $ 17,289,739
c
Redwood Gardens Renewal LP , Revenue , 144A, 2021 N-S , 4% , 3/01/37 ........ 3,165,000 2,875,472
c,e
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-S , Mandatory Put , 4.5% ,
9/01/36 ........................................................ 4,000,000 3,690,911
California Infrastructure & Economic Development Bank ,
c,e
Desertxpress Enterprises LLC , Revenue , 144A, 2025 B , Refunding , Mandatory Put ,
12% , 11/02/26 ................................................... 3,745,000 2,022,300
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/49 ....................................................... 250,000 260,532
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/54 ....................................................... 3,000,000 3,092,372
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/59 ....................................................... 1,000,000 1,026,781
c
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc. , Revenue , 144A,
2016 A , 5% , 1/01/47 .............................................. 10,360,000 8,143,109
c
La Scuola International School , Revenue , 144A, 2024 , 5% , 7/01/44 ............ 1,375,000 1,374,296
c
La Scuola International School , Revenue , 144A, 2024 , 5.125% , 7/01/54 ......... 1,630,000 1,540,522
c
La Scuola International School , Revenue , 144A, 2024 , 5.25% , 7/01/64 .......... 3,075,000 2,905,465
Roseville Sustainable Energy Partner LLC , Revenue , 2024 A , 5.25% , 7/01/49 .... 6,000,000 6,166,592
c
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,600,000 1,403,206
c
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 2,300,000 2,038,878
California Municipal Finance Authority ,
a
8% , 12/01/42 ..................................................... 8,300,000 8,398,643
c,e
Revenue , 144A, 2023 B-1 , Mandatory Put , 7% , 4/01/33 ..................... 20,770,000 20,753,590
c,e
Revenue , 144A, 2023 B-2 , Mandatory Put , 7% , 4/01/33 ..................... 13,825,000 13,776,086
c,e
Revenue , 144A, 2025 A-S , Mandatory Put , 8.125% , 8/01/44 .................. 3,300,000 3,330,776
c
Revenue , 144A, 2025 B , 7.375% , 8/01/37 ............................... 7,900,000 8,336,655
Revenue , 2025 B , 7.1% , 12/01/37 ..................................... 3,875,000 3,979,349
c
Revenue , 144A, 2023 , II , 7% , 7/01/51 .................................. 12,655,000 12,417,685
c,h
Revenue, Sub. Lien , 144A, FRN , 2025-1 , B , 3.537% , 6/20/49 ................. 4,500,000 2,879,330
Special Tax , 2024 D , 5% , 9/01/54 ...................................... 1,000,000 1,008,621
Special Tax , 2025 B , 5.125% , 9/01/55 .................................. 1,825,000 1,853,485
Special Tax , 2025 D , 5% , 9/01/45 ...................................... 950,000 979,190
Special Tax , 2025 D , 5% , 9/01/50 ...................................... 1,455,000 1,468,621
d
1717 University Associates LLC , Revenue , 2020 A-S , 9% , 9/01/57 ............. 1,175,000 875,313
c,e
4252 Crenshaw Preservation LLC , Revenue , 144A, 2025 B-1 , Mandatory Put , 7.5% ,
6/01/36 ........................................................ 5,715,000 5,645,698
c,e
4252 Crenshaw Preservation LLC , Revenue , 144A, 2025 B-2 , Mandatory Put , 9% ,
6/01/36 ........................................................ 1,835,000 1,844,216
e
5435 Balboa LP , Revenue , 2025 A-S , Mandatory Put , 8% , 3/01/44 ............. 4,000,000 4,133,818
ACI Royal York, Inc. , Revenue , 2020 A , 4% , 2/15/55 ........................ 2,375,000 1,939,288
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 6/01/36 ............................. 3,000,000 3,009,187
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 2,920,000 3,096,101
BOLD Program , Special Tax , 2022 B , Refunding , 6.3% , 9/01/52 ............... 1,205,000 1,289,162
BOLD Program , Special Tax , 2022 C , 6.25% , 9/01/52 ....................... 4,030,000 4,305,066
BOLD Program , Special Tax , 2022 D , 6.125% , 9/01/52 ...................... 6,885,000 7,327,580
BOLD Program , Special Tax , 2023 A , 5.5% , 9/01/53 ........................ 3,000,000 3,147,934
BOLD Program , Special Tax , 2023 C , 5.25% , 9/01/53 ....................... 1,300,000 1,333,868
BOLD Program , Special Tax , 2024 A , 5% , 9/01/39 ......................... 275,000 293,106
BOLD Program , Special Tax , 2024 A , 5% , 9/01/44 ......................... 625,000 649,155
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 300,000 306,273
BOLD Program , Special Tax , 2024 A , 5.125% , 9/01/54 ...................... 1,000,000 1,015,551
BOLD Program , Special Tax , 2024 B , 5% , 9/01/44 ......................... 940,000 973,594
BOLD Program , Special Tax , 2024 B , 5% , 9/01/49 ......................... 1,070,000 1,080,411
BOLD Program , Special Tax , 2024 B , 5% , 9/01/54 ......................... 1,250,000 1,255,595

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
BOLD Program , Special Tax , 2025 D , 5% , 9/01/55 ......................... $ 2,000,000 $ 2,003,263
Bowles Hall Foundation , Revenue , 2015 A , 5% , 6/01/35 ..................... 600,000 600,666
Bowles Hall Foundation , Revenue , 2015 A , 5% , 6/01/50 ..................... 3,250,000 3,250,183
c
California Baptist University , Revenue , 144A, 2015 A , 5.375% , 11/01/40 ......... 5,000,000 5,003,575
c
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 10,000,000 10,002,220
c
California Baptist University , Revenue , 144A, 2016 A , 5% , 11/01/36 ............ 2,500,000 2,510,340
c
California Baptist University , Revenue , 144A, 2025 A , Refunding , 5% , 11/01/35 ... 2,250,000 2,429,030
c
California Baptist University , Revenue , 144A, 2025 A , Refunding , 5.125% , 11/01/40 1,350,000 1,442,483
c
California Baptist University , Revenue , 144A, 2025 A , Refunding , 5.375% , 11/01/45 775,000 804,833
c
California Baptist University , Revenue , 144A, 2025 A , Refunding , 5.625% , 11/01/54 1,000,000 1,026,885
c
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 7,053,379
c
Capital Christian Center , Revenue , 144A, 2021 B , Refunding , 4% , 10/01/37 ...... 7,645,000 6,688,238
c
CHF-Aptos LLC , Revenue , 144A, 2025 A , 5.375% , 7/01/50 .................. 10,000,000 10,084,963
c
CHF-Aptos LLC , Revenue , 144A, 2025 A , 5.5% , 7/01/57 .................... 10,000,000 10,115,198
c
CHF-Aptos LLC , Revenue , 144A, 2025 B , 7.5% , 7/01/57 .................... 1,250,000 1,263,949
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 5,000,000 5,013,379
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 3% , 5/15/51 ................ 550,000 418,058
CHF-Riverside I LLC , Revenue , 2018 , 5% , 5/15/40 ......................... 1,500,000 1,538,568
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/49 ........................ 9,575,000 9,584,269
City of Chula Vista Community Facilities District No. 2021-11 , Special Tax , 2022 , 5% ,
9/01/52 ........................................................ 2,500,000 2,534,671
City of Hesperia Community Facilities District No. 2023-11 Improvement Area No. 1 ,
Special Tax , 2025 , 5.125% , 9/01/55 ................................... 1,000,000 1,015,608
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/39 . 1,120,000 1,137,844
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 4,290,000 4,064,309
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/54 . 1,875,000 1,739,903
Community Facilities District No. 2021-13 , Special Tax , 2022 , 5% , 9/01/42 ....... 1,000,000 1,052,037
Community Facilities District No. 2021-13 , Special Tax , 2022 , 5% , 9/01/52 ....... 5,150,000 5,207,077
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 4,350,000 4,612,343
Community Facilities District No. 2022-6 Improvement Area No. 2 , Special Tax , 2025 ,
5.25% , 9/01/45 .................................................. 600,000 628,933
Community Facilities District No. 2022-6 Improvement Area No. 2 , Special Tax , 2025 ,
5.375% , 9/01/50 ................................................. 1,000,000 1,043,006
Community Facilities District No. 2022-6 Improvement Area No. 2 , Special Tax , 2025 ,
5.375% , 9/01/55 ................................................. 1,300,000 1,352,633
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/44 ........ 500,000 520,738
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/49 ........ 500,000 504,865
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,570,000 1,585,711
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 500,000 517,869
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 800,000 803,361
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,125,000 1,119,099
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5.125% , 9/01/59 ................................................. 1,550,000 1,548,569
Community Facilities District No. 2023-11 Improvement Area No. 2 , Special Tax ,
2025 , 5.25% , 9/01/60 ............................................. 1,000,000 1,007,398
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.5% ,
9/01/48 ........................................................ 600,000 635,232
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.625% ,
9/01/53 ........................................................ 1,060,000 1,113,729
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 3,190,000 3,386,483

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... $ 1,210,000 $ 1,261,056
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,835,000 1,865,631
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,165,000 2,183,664
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025 ,
5.25% , 9/01/45 .................................................. 1,535,000 1,609,021
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 2,965,000 2,965,960
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 3,245,000 3,230,997
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025 ,
5.375% , 9/01/55 ................................................. 7,000,000 7,283,408
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025
B , 5% , 9/01/50 .................................................. 1,415,000 1,415,458
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025
B , 5% , 9/01/55 .................................................. 1,500,000 1,484,422
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025
B , 5.125% , 9/01/55 ............................................... 355,000 354,291
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 4% ,
12/01/26 ....................................................... 200,000 201,234
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/27 ....................................................... 100,000 103,050
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/29 ....................................................... 50,000 53,623
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/31 ....................................................... 130,000 141,000
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/36 ....................................................... 350,000 372,199
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/54 ....................................................... 2,000,000 2,004,464
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 4% , 2/01/42 ............................................ 10,000,000 9,977,746
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/39 ....................................................... 2,670,000 2,769,455
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/49 ....................................................... 480,000 480,888
c
Creative Center of Los Altos (The) , Revenue , 144A, 2016 B , 4% , 11/01/36 ....... 1,395,000 1,396,463
c
Creative Center of Los Altos (The) , Revenue , 144A, 2016 B , 4.5% , 11/01/46 ...... 1,600,000 1,522,219
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/32 ............. 3,020,000 3,024,869
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/39 ............. 6,525,000 6,532,792
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/37 ......... 1,625,000 1,653,933
Eisenhower Medical Center , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......... 5,000,000 5,014,594
HumanGood California Obligated Group , Revenue , 2019 A , Refunding , 5% , 10/01/44 5,500,000 5,523,232
HumanGood California Obligated Group , Revenue , 2021 , 3% , 10/01/49 ......... 5,000,000 3,773,230
Ignatian Corp. (The) , Revenue , 2024 A , 5% , 9/01/49 ....................... 600,000 631,427
Ignatian Corp. (The) , Revenue , 2024 A , 5% , 9/01/54 ....................... 9,060,000 9,523,992
c,f
IH Parkside Fairfield LLC , Revenue, Sub. Lien , 144A, 2023 B , 2.617%, 9/01/43 ... 20,710,000 16,432,269
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/37 ... 8,965,000 8,972,802
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 16,700,000 14,071,894
Integrity Housing Obligated Group , Revenue , 2022 B , 10% , 12/01/62 ........... 7,000,000 3,877,359
c
King/Chavez Facilities LLC , Revenue , 144A, 2016 A , Refunding , 5% , 5/01/36 ..... 1,815,000 1,815,159
c
King/Chavez Facilities LLC , Revenue , 144A, 2016 A , Refunding , 5% , 5/01/46 ..... 2,775,000 2,676,279
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 13,915,000 14,149,434
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 4% , 12/31/47 6,085,000 5,479,577

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 $ 22,250,000 $ 22,371,783
Learning Choice Academy Obligated Group (The) , Revenue , 2025 A , 5.7% , 7/01/55 3,000,000 2,992,005
Literacy First Charter School Issuer LLC , Revenue , 2019 A , 5% , 12/01/49 ....... 4,165,000 4,190,278
Northbay Healthcare Corp. Obligated Group , Revenue , 2015 , 5% , 11/01/35 ...... 1,100,000 1,100,520
Northbay Healthcare Group Obligated Group , Revenue , 2015 , 5% , 11/01/44 ...... 1,050,000 1,050,000
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/47 .. 3,000,000 3,001,018
c
P3 Claremont Holdings LLC , Revenue , 144A, 2020 A , 5% , 7/01/30 ............. 520,000 535,979
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/36 .. 2,750,000 2,755,069
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/41 .. 1,750,000 1,751,036
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 3.875% , 7/01/28 600,000 597,224
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 5% , 7/01/38 .. 1,100,000 1,113,880
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 5% , 7/01/49 .. 3,600,000 3,430,646
Porter 1107 LLC , Revenue , 2025 B , 7.2% , 11/01/37 ........................ 12,950,000 13,434,346
PRS-California Obligated Group , Revenue , 2024 A , Refunding , 5% , 4/01/44 ...... 2,830,000 3,002,809
PRS-California Obligated Group , Revenue , 2024 A , Refunding , 5% , 4/01/49 ...... 1,500,000 1,542,583
c
Santa Rosa Academy LLC , Revenue , 144A, 2015 , 5.125% , 7/01/35 ............ 450,000 450,228
c
Santa Rosa Academy LLC , Revenue , 144A, 2015 , 5.375% , 7/01/45 ............ 1,400,000 1,384,652
Scripps College , Revenue , 2025 , 5% , 7/01/55 ............................ 3,320,000 3,463,609
c
Sierra Ridge 3600 LLC , Revenue , 144A, 2024 B , 6.75% , 11/01/39 ............. 11,012,000 11,236,439
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5% , 5/01/34 ... 300,000 315,469
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.5% , 5/01/44 .. 510,000 523,134
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 510,000 515,684
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.875% , 5/01/59 700,000 710,957
St. Mary and All Angels Christian Church , Revenue , 2024 B , 4.65% , 5/01/30 ..... 420,000 435,589
c
STREAM Charter School , Revenue , 144A, 2020 A , 5% , 6/15/41 ............... 925,000 927,723
c
STREAM Charter School , Revenue , 144A, 2020 A , 5% , 6/15/51 ............... 2,770,000 2,550,264
c
STREAM Charter School , Revenue , 144A, 2020 B , 6.4% , 6/15/32 ............. 660,000 661,954
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5% , 6/15/34 ........... 500,000 538,248
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5.5% , 6/15/39 .......... 655,000 706,423
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5.9% , 6/15/44 .......... 1,635,000 1,752,231
c
Westside Neighborhood School , Revenue , 144A, 2024 , 6.2% , 6/15/54 .......... 2,900,000 3,054,234
c
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 3,000,000 3,172,284
c
California Pollution Control Financing Authority ,
a,d
CalPlant I LLC , Revenue , 144A, 2017 , 7% , 7/01/22 ........................ 3,500,000 35
a,d
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 13,000,000 130
a,d
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 11,500,000 115
a,d
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 4,500,000 45
Channelside Water Resources LP , Revenue , 144A, 2012 , 5% , 11/21/45 ......... 21,685,000 21,713,091
California Public Finance Authority ,
c
Crossroads Christian Schools Obligated Group , Revenue , 144A, 2020 , 5% , 1/01/56 4,015,000 3,572,601
c
Ed Brokers Educational Services , Revenue , 144A, 2025 A , 5.625% , 6/15/55 ...... 1,200,000 1,214,398
c
Ed Brokers Educational Services , Revenue , 144A, 2025 A , 6% , 6/15/65 ......... 5,000,000 5,132,691
Henry Mayo Newhall Hospital Obligated Group , Revenue , 2017 , Refunding , 5% ,
10/15/37 ....................................................... 1,100,000 1,106,914
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 A , Refunding , 5% ,
11/15/36 ....................................................... 1,000,000 1,031,552
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 A , Refunding , 5% ,
11/15/56 ....................................................... 2,135,000 1,913,504
c
California School Finance Authority ,
Revenue , 144A, 2017 , 5% , 6/01/47 .................................... 700,000 666,145
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2016 C ,
5% , 7/01/46 .................................................... 10,000,000 10,005,128
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/41 ....... 500,000 417,993
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/51 ....... 2,835,000 2,022,164
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/61 ....... 3,675,000 2,446,001

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority, (continued)
Aspire Public Schools Obligated Group , Revenue , 144A, 2015 , Refunding , 5% ,
8/01/40 ........................................................ $ 1,000,000 $ 1,000,347
Aspire Public Schools Obligated Group , Revenue , 144A, 2016 , 5% , 8/01/41 ...... 2,010,000 2,010,609
Citizens of the World Los Angeles Obligated Group , Revenue , 144A, 2022 A , 6.25% ,
4/01/52 ........................................................ 2,000,000 2,013,392
Citizens of the World Los Angeles Obligated Group , Revenue , 144A, 2022 A ,
6.375% , 4/01/62 ................................................. 2,000,000 2,013,711
Classical Academy Obligated Group , Revenue , 144A, 2017 A , Refunding , 5% ,
10/01/37 ....................................................... 1,485,000 1,509,734
Classical Academy Obligated Group , Revenue , 144A, 2017 A , Refunding , 5% ,
10/01/44 ....................................................... 5,610,000 5,640,270
Classical Academy Obligated Group , Revenue , 144A, 2020 A , 5% , 10/01/40 ..... 500,000 509,699
Classical Academy Obligated Group , Revenue , 144A, 2020 A , 5% , 10/01/50 ..... 3,570,000 3,502,663
Ednovate Obligated Group , Revenue , 144A, 2018 , 5% , 6/01/48 ............... 1,000,000 924,444
Ednovate Obligated Group , Revenue , 144A, 2018 , 5% , 6/01/56 ............... 1,710,000 1,517,929
Envision Education Obligated Group , Revenue , 144A, 2024 A , 5% , 6/01/54 ...... 900,000 828,731
Fenton Charter Public Schools , Revenue , 144A, 2020 A , 5% , 7/01/40 ........... 225,000 225,839
Fenton Charter Public Schools , Revenue , 144A, 2020 A , 5% , 7/01/50 ........... 1,275,000 1,171,149
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2019 , 5% ,
7/01/43 ........................................................ 1,000,000 1,000,881
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2019 , 5% ,
7/01/49 ........................................................ 5,750,000 5,641,793
Green Dot Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 8/01/35 . 2,525,000 2,527,205
Green Dot Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 8/01/45 . 3,500,000 3,500,276
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/38 . 1,000,000 1,024,244
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/48 . 1,750,000 1,753,617
Harbor Springs Obligated Group , Revenue , 144A, 2024 A , 5.5% , 7/01/54 ........ 2,235,000 2,271,986
iLEAD Lancaster , Revenue , 144A, 2021 A , 4% , 6/01/31 ..................... 250,000 247,989
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/41 ..................... 435,000 432,010
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/51 ..................... 600,000 536,886
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/61 ..................... 1,320,000 1,144,370
Integrity Charter School , Revenue , 144A, 2024 , 5% , 7/01/39 ................. 1,000,000 1,017,614
Integrity Charter School , Revenue , 144A, 2024 , 5.25% , 7/01/44 ............... 800,000 800,634
Integrity Charter School , Revenue , 144A, 2024 , 5.5% , 7/01/54 ................ 1,600,000 1,537,896
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 4.5% , 7/01/32 . 595,000 618,454
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5% , 7/01/42 ... 2,140,000 2,175,240
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5% , 7/01/52 ... 3,175,000 2,991,623
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5.125% , 7/01/62 8,125,000 7,562,834
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 7/01/35 1,200,000 1,201,209
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 7/01/45 1,675,000 1,675,225
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/49 2,150,000 2,155,154
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/54 1,150,000 1,140,475
Larchmont Schools , Revenue , 144A, 2018 A , 5% , 6/01/55 ................... 3,050,000 2,807,857
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 3% , 7/01/30 ..... 285,000 278,166
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 5% , 7/01/45 ..... 1,200,000 1,197,429
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 5% , 7/01/55 ..... 1,235,000 1,179,643
Lighthouse Community Public Schools Obligated Group , Revenue , 144A, 2022 A ,
6.375% , 6/01/52 ................................................. 1,250,000 1,291,637
Lighthouse Community Public Schools Obligated Group , Revenue , 144A, 2022 A ,
6.5% , 6/01/62 ................................................... 1,500,000 1,550,165
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/31 ....... 1,000,000 1,017,501
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/36 ....... 1,670,000 1,661,031
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/51 ....... 16,730,000 13,799,259
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/55 ....... 1,400,000 1,129,900
New Designs Charter School , Revenue , 144A, 2024 A , Refunding , 5% , 6/01/54 ... 650,000 622,619
New Designs Charter School , Revenue , 144A, 2024 A , Refunding , 5% , 6/01/64 ... 1,600,000 1,499,115

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority, (continued)
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding , 5% ,
6/01/33 ........................................................ $ 650,000 $ 674,754
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.625% , 6/01/43 ................................................. 560,000 571,607
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.875% , 6/01/53 ................................................. 600,000 604,635
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5% , 8/01/33 ............................................ 620,000 650,136
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.25% , 8/01/38 ......................................... 500,000 527,586
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.5% , 8/01/43 .......................................... 550,000 574,023
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.5% , 8/01/47 .......................................... 525,000 534,692
Real Journey Academies Obligated Group , Revenue , 144A, 2019 A , 5% , 6/01/49 .. 7,105,000 6,969,380
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5% , 6/01/44 2,000,000 1,950,627
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5% , 6/01/54 2,350,000 2,139,058
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5.125% ,
6/01/59 ........................................................ 1,500,000 1,373,876
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/30 ........ 1,000,000 1,022,404
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/37 ........ 2,000,000 2,023,563
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/47 ........ 1,975,000 1,944,296
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/52 ........ 1,340,000 1,280,696
River Springs Charter School, Inc. , Revenue , 144A, 2023 A , 5.75% , 7/01/42 ...... 960,000 1,014,146
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5% , 6/01/34 .... 750,000 751,986
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5.125% , 6/01/47 . 845,000 819,483
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5.25% , 6/01/52 .. 2,440,000 2,331,912
Rocketship Education Obligated Group , Revenue , 144A, 2017 G , 5% , 6/01/30 .... 275,000 279,317
Rocketship Education Obligated Group , Revenue , 144A, 2017 G , 5% , 6/01/37 .... 360,000 362,278
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/31 ........................................................ 260,000 203,110
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/41 ........................................................ 600,000 445,533
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/51 ........................................................ 800,000 552,852
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/61 ........................................................ 1,300,000 840,886
Summit Public Schools Obligated Group , Revenue , 144A, 2017 , Pre-Refunded , 5% ,
6/01/47 ........................................................ 800,000 825,773
California State Public Works Board , Revenue , 2025 A , 5% , 4/01/50 ............. 7,500,000 8,039,180
California Statewide Communities Development Authority ,
Revenue , 2015 R-1 , Refunding , 5% , 9/02/40 ............................. 2,230,000 2,232,009
Special Assessment , 2016 A , 5% , 9/02/36 ............................... 1,035,000 1,043,783
Special Assessment , 2017 A , 4% , 9/02/27 ............................... 525,000 530,387
Special Assessment , 2017 A , 5% , 9/02/37 ............................... 1,970,000 2,016,227
Special Assessment , 2017 A , 5% , 9/02/46 ............................... 2,455,000 2,475,387
Special Assessment , 2017 B , 5% , 9/02/37 ............................... 3,260,000 3,345,159
Special Assessment , 2017 B , 5% , 9/02/47 ............................... 2,520,000 2,543,326
Special Assessment , 2017 C , 5% , 9/02/37 ............................... 2,755,000 2,781,433
Special Assessment , 2018 A , 5% , 9/02/38 ............................... 2,150,000 2,227,906
Special Assessment , 2018 A , 5% , 9/02/47 ............................... 3,745,000 3,790,945
Special Assessment , 2018 B , 5% , 9/02/38 ............................... 2,760,000 2,861,350
Special Assessment , 2018 B , 5% , 9/02/43 ............................... 4,690,000 4,791,602
Special Assessment , 2018 B , 5% , 9/02/48 ............................... 4,605,000 4,661,452
Special Assessment , 2018 C , 5% , 9/02/38 ............................... 4,995,000 5,175,995
Special Assessment , 2018 C , 5% , 9/02/48 ............................... 6,605,000 6,678,187

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Special Assessment , 2019 A , 5% , 9/02/39 ............................... $ 1,600,000 $ 1,673,246
Special Assessment , 2019 A , 5% , 9/02/44 ............................... 940,000 963,336
Special Assessment , 2019 B , 5% , 9/02/44 ............................... 1,150,000 1,183,828
Special Assessment , 2019 C , 5% , 9/02/39 ............................... 850,000 879,576
Special Assessment , 2020 A , 5% , 9/02/40 ............................... 1,250,000 1,311,579
Special Assessment , 2020 A , 4% , 9/02/50 ............................... 900,000 776,459
Special Assessment , 2020 A , 5% , 9/02/50 ............................... 1,000,000 1,012,217
Special Assessment , 2020 B , 4% , 9/02/40 ............................... 565,000 565,030
Special Assessment , 2020 B , 4% , 9/02/50 ............................... 695,000 597,125
Special Assessment , 2021 A , 4% , 9/02/41 ............................... 995,000 977,656
Special Assessment , 2021 A , 4% , 9/02/51 ............................... 3,175,000 2,761,452
Special Assessment , 2021 B , 4% , 9/02/41 ............................... 3,280,000 3,241,294
Special Assessment , 2021 B , 4% , 9/02/51 ............................... 3,145,000 2,735,360
Special Assessment , 2021 C-1 , 4% , 9/02/41 .............................. 2,435,000 2,309,665
Special Assessment , 2021 C-1 , 4% , 9/02/51 .............................. 3,610,000 3,092,844
Special Assessment , 2021 C-2 , 5% , 9/02/41 .............................. 3,030,000 2,653,234
Special Assessment , 2021 C-2 , 5.5% , 9/02/51 ............................ 3,575,000 2,790,208
Special Assessment , 2022 B , 5% , 9/02/42 ............................... 3,000,000 3,149,186
Special Assessment , 2022 B , 5% , 9/02/52 ............................... 3,000,000 3,029,930
Special Assessment , 2022 C , 5.375% , 9/02/52 ............................ 1,990,000 2,047,722
Special Assessment , 2023 D , 5.5% , 9/02/53 .............................. 1,000,000 1,026,450
Special Tax , 2023 C-1 , 5.25% , 9/02/53 .................................. 3,000,000 3,064,938
Special Tax , 2025 A , 5% , 9/02/50 ...................................... 5,500,000 5,678,196
Assessment District No. 14-01 , Special Assessment , 2015 , Refunding , 5% , 9/02/35 2,000,000 2,002,863
Assessment District No. 14-01 , Special Assessment , 2015 , 5% , 9/02/45 ......... 3,810,000 3,815,455
c
California Baptist University , Revenue , 144A, 2017 A , Refunding , 5% , 11/01/32 ... 1,135,000 1,159,398
c
California Baptist University , Revenue , 144A, 2017 A , Refunding , 5% , 11/01/41 ... 1,875,000 1,887,969
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 4% , 7/01/48 ..... 6,000,000 5,711,953
Community Facilities District 2022-7 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,500,000 1,524,410
Community Facilities District No. 2016-02 , Special Tax , 2016 A , 5% , 9/01/46 ...... 10,480,000 10,504,854
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/39 ....... 1,230,000 1,277,674
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/49 ....... 2,000,000 2,016,649
Community Facilities District No. 2016-02 , Special Tax , 2020 , 4% , 9/01/40 ....... 3,345,000 3,363,054
Community Facilities District No. 2016-02 , Special Tax , 2020 , 4% , 9/01/50 ....... 2,845,000 2,487,349
Community Facilities District No. 2016-02 , Special Tax , 2022 , 5.5% , 9/01/52 ...... 7,475,000 7,676,244
Community Facilities District No. 2018-01 , Special Tax , 2019 , 5% , 9/01/39 ....... 1,610,000 1,661,981
Community Facilities District No. 2018-01 , Special Tax , 2019 , 5% , 9/01/48 ....... 2,000,000 2,021,194
Community Facilities District No. 2022-08 Improvement Area , Special Tax , 2024 ,
5.25% , 9/01/39 .................................................. 2,360,000 2,531,060
Community Facilities District No. 2022-08 Improvement Area , Special Tax , 2024 ,
5.25% , 9/01/45 .................................................. 2,750,000 2,830,287
Community Facilities District No. 2022-12 Improvement Area No. 1 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ 2,270,000 2,372,480
Community Facilities District No. 2022-12 Improvement Area No. 1 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,350,000 1,373,221
Community Facilities District No. 2023-08 Improvement Area No. 1 , Special Tax ,
2025 , 5.25% , 9/01/55 ............................................. 1,700,000 1,741,091
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/44 ........ 400,000 418,321
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/54 ........ 700,000 709,925
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 1,875,000 1,953,537
e
Foothill Oak Park Apartments LLC , Revenue , 2025 H-S-A , Mandatory Put , 7.5% ,
3/01/36 ........................................................ 3,430,000 3,485,236
John Muir Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 12/01/54 . 10,000,000 10,704,640
c
Lancer Educational Housing LLC , Revenue , 144A, 2016 A , Refunding , 5% , 6/01/46 12,735,000 12,627,881

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
c
Lancer Educational Housing LLC , Revenue , 144A, 2019 A , 5% , 6/01/39 ......... $ 950,000 $ 970,591
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5% , 12/01/41 ................................................... 1,245,000 1,248,254
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 45,755,000 45,779,996
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2018 A ,
5.5% , 12/01/58 .................................................. 6,250,000 6,364,236
Marin General Hospital Obligated Group , Revenue , 2018 A , 4% , 8/01/45 ........ 1,500,000 1,391,218
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 4,325,000 4,453,111
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 8,000,000 8,034,534
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 2,635,000 2,636,902
Panorama II Preservation LP , Revenue , 2024 F , FNMA Insured , 4.25% , 12/01/40 .. 7,410,000 7,841,146
USC Obligated Group , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 5,000,000 5,143,738
Central Valley Energy Authority , Revenue , 2026 , 5% , 8/01/34 .................. 2,520,000 2,772,990
Chino Community Facilities District , City of Chino Community Facilities District No.
2003-3 Improvement Area No. 6 , Special Tax , 2015 , 5% , 9/01/45 .............. 1,665,000 1,665,737
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,950,000 1,715,003
c
Community Facilities District No. 2016-1 Improvement Area No. 2 , Special Tax , 144A,
2022 A , 4% , 9/01/52 .............................................. 5,270,000 4,542,820
c
Community Facilities District No. 2016-1 Improvement Area No. 2 , Special Tax , 144A,
2023 A , 5.5% , 9/01/53 ............................................. 2,045,000 2,128,810
c
Infrastructure & Revitalization Financing District No. 1 Facilities Increment , Tax
Allocation , 144A, 2022 A , 5% , 9/01/37 ................................. 385,000 411,793
c
Infrastructure & Revitalization Financing District No. 1 Facilities Increment , Tax
Allocation , 144A, 2022 A , 5% , 9/01/52 ................................. 2,000,000 1,957,058
c
Infrastructure & Revitalization Financing District No. 1 Housing Increment , Tax
Allocation , 144A, 2022 B , 5% , 9/01/52 ................................. 1,000,000 978,529
c
Special Tax District No. 2020-1 Development , Special Tax , 144A, 2021 C , 4% ,
9/01/51 ........................................................ 3,900,000 3,376,716
c
City & County San Francisco ,
Infrastructure & Revitalization Financing District No. 1 , Tax Allocation , 144A, 2025 A ,
5% , 9/01/46 .................................................... 1,625,000 1,637,010
Infrastructure & Revitalization Financing District No. 1 , Tax Allocation , 144A, 2025 A ,
5% , 9/01/55 .................................................... 2,500,000 2,455,259
City of Dixon , Community Facilities District No. 2013-1 Parklane , Special Tax , 2019 ,
5% , 9/01/49 ...................................................... 2,400,000 2,427,684
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/39 .................................................... 2,765,000 2,865,312
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/44 .................................................... 2,925,000 2,999,470
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/49 .................................................... 4,100,000 4,155,214
City of El Paso Robles ,
Community Facilities District No. 2022-1N Improvement Area No. 1 , Special Tax ,
2025 A , 5% , 9/01/51 .............................................. 2,000,000 2,004,465
Community Facilities District No. 2022-1N Improvement Area No. 1 , Special Tax ,
2025 A , 5% , 9/01/56 .............................................. 2,115,000 2,101,725
Community Facilities District No. 2022-1N Improvement Area No. 2 , Special Tax ,
2025 A , 5% , 9/01/51 .............................................. 1,680,000 1,683,751
Community Facilities District No. 2022-1N Improvement Area No. 2 , Special Tax ,
2025 A , 5% , 9/01/56 .............................................. 2,125,000 2,111,662

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fairfield ,
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2024
A , 5% , 9/01/44 .................................................. $ 2,000,000 $ 2,078,639
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2024
A , 5% , 9/01/49 .................................................. 2,000,000 2,040,391
City of Fillmore ,
Community Facilities District No. 5 , Special Tax , 2015 , 5% , 9/01/40 ............ 1,500,000 1,508,279
Community Facilities District No. 5 , Special Tax , 2015 , 5% , 9/01/45 ............ 2,630,000 2,636,425
City of Fremont ,
Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/40 .... 4,655,000 4,675,218
Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/45 .... 3,255,000 3,261,683
City of Galt ,
Community Facilities District No. 2020-2 Improvement Area No. 1 , Special Tax , 2025
B , 5.125% , 9/01/45 ............................................... 2,050,000 2,143,773
Community Facilities District No. 2020-2 Improvement Area No. 1 , Special Tax , 2025
B , 5.25% , 9/01/50 ................................................ 3,230,000 3,353,386
Community Facilities District No. 2020-2 Improvement Area No. 1 , Special Tax , 2025
B , 5.375% , 9/01/55 ............................................... 7,180,000 7,504,071
City of Irvine , Community Facilities District No. 2013-3 Improvement Area No. 8 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 5,000,000 5,098,676
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,765,500
City of Lincoln ,
Community Facilities District No. 2025-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 550,000 555,149
Community Facilities District No. 2025-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 775,000 775,102
Community Facilities District No. 2025-1 , Special Tax , 2025 , 5.05% , 9/01/55 ...... 360,000 360,856
City of Los Angeles , Department of Airports , Revenue, Sub. Lien , 2019 D , 4% , 5/15/44 5,525,000 5,419,969
City of Manteca ,
Community Facilities District 2023-1 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 1,000,000 1,049,426
Community Facilities District 2023-1 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,580,000 1,607,921
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 870,000 912,370
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 1,320,000 1,352,232
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,735,000 1,765,660
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 , 5% ,
9/01/40 ........................................................ 165,000 177,666
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 , 5% ,
9/01/45 ........................................................ 430,000 443,907
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 750,000 761,115
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,110,000 1,121,619
City of Mountain House ,
Community Facilities District No. 2024-1 Improvement Area No. 6 , Special Tax , 2025 ,
5.125% , 9/01/45 ................................................. 420,000 436,651
Community Facilities District No. 2024-1 Improvement Area No. 6 , Special Tax , 2025 ,
5.25% , 9/01/50 .................................................. 765,000 785,799
Community Facilities District No. 2024-1 Improvement Area No. 6 , Special Tax , 2025 ,
5.25% , 9/01/55 .................................................. 1,000,000 1,017,258
Community Facilities District No. 2024-1 Improvement Area No. 7 , Special Tax , 2025 ,
5.125% , 9/01/45 ................................................. 400,000 416,144

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Mountain House, (continued)
Community Facilities District No. 2024-1 Improvement Area No. 7 , Special Tax , 2025 ,
5.25% , 9/01/50 .................................................. $ 580,000 $ 594,957
Community Facilities District No. 2024-1 Improvement Area No. 7 , Special Tax , 2025 ,
5.25% , 9/01/55 .................................................. 630,000 642,183
City of Ontario ,
Community Facilities District No. 28 , Special Tax , 2017 , 5% , 9/01/42 ........... 1,000,000 1,013,664
Community Facilities District No. 28 , Special Tax , 2017 , 5% , 9/01/47 ........... 500,000 503,322
City of Oroville ,
Oroville Hospital , Revenue , 2019 , 5.25% , 4/01/49 ......................... 4,500,000 3,150,000
Oroville Hospital , Revenue , 2019 , 5.25% , 4/01/54 ......................... 3,000,000 2,070,000
City of Palm Desert ,
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 600,000 615,117
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/53 ........ 525,000 535,134
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 2 ,
Special Tax , 2026 , 5% , 9/01/55 ...................................... 640,000 637,238
Community Facilities District No. 2014-1 , Special Tax , 2022 , 5% , 9/01/51 ........ 1,200,000 1,217,250
Ranch Community Facilities District No. 2021-1 Improvement Area No. 1 , Special
Tax , 2022 , 5.25% , 9/01/52 .......................................... 2,000,000 2,057,660
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/40 ............................................ 360,000 383,899
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/45 ............................................ 565,000 582,067
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ 750,000 760,070
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/54 ............................................ 240,000 242,902
Sunridge North Douglas Community Facilities District No. 2005-1 , Special Tax , 2015 ,
5% , 9/01/40 .................................................... 1,200,000 1,201,053
Sunridge North Douglas Community Facilities District No. 2005-1 , Special Tax , 2015 ,
5% , 9/01/45 .................................................... 1,250,000 1,250,564
City of Roseville ,
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ 1,125,000 1,142,207
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1 , Special
Tax , 2024 , 5% , 9/01/54 ............................................ 1,500,000 1,513,971
Creekview Community Facilities District No. 1 Improvement Area No. 1 , Special Tax ,
2020 , 5% , 9/01/45 ................................................ 1,280,000 1,312,231
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2023 , 5% , 9/01/43 ................................................ 500,000 521,969
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2023 , 5.25% , 9/01/53 ............................................. 1,850,000 1,902,063
Creekview Phase 5 Community Facilities District No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,375,000 1,378,275
c
Fiddyment Ranch Community Facilities District No. 5 , Special Tax , 144A, 2017 ,
Refunding , 5% , 9/01/32 ............................................ 1,265,000 1,300,215
c
Fiddyment Ranch Community Facilities District No. 5 , Special Tax , 144A, 2017 ,
Refunding , 5% , 9/01/47 ............................................ 6,500,000 6,541,322
HP Campus Oaks Community Facilities District No. 1 , Special Tax , 2016 , 5% ,
9/01/36 ........................................................ 1,950,000 1,964,824
HP Campus Oaks Community Facilities District No. 1 , Special Tax , 2016 , 5.5% ,
9/01/46 ........................................................ 6,415,000 6,446,751
SVSP Westpark-Federico Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/44 ........................................................ 1,000,000 1,019,595

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
Torrente at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 6% ,
9/01/53 ........................................................ $ 1,500,000 $ 1,601,340
Villages at Sierra Vista Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/49 ........................................................ 3,870,000 3,922,117
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/29 .... 420,000 420,751
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/34 .... 1,100,000 1,101,583
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/39 .... 1,885,000 1,886,987
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/44 .... 1,650,000 1,650,898
Westbrook Community Facilities District No. 1 , Special Tax , 2019 , 5% , 9/01/40 .... 1,670,000 1,728,794
Westbrook Community Facilities District No. 1 , Special Tax , 2019 , 5% , 9/01/49 .... 2,130,000 2,156,625
City of Sacramento ,
Delta Shores Community Facilities District No. 2019-01 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 2,000,000 2,031,149
Greenbriar Community Facilities District No. 2018-03 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 1,000,000 1,020,898
c
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/32 ........................................... 300,000 306,308
c
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/37 ........................................... 710,000 718,551
c
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/47 ........................................... 1,900,000 1,910,713
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue, Sub. Lien ,
2018 C , Refunding , 4% , 6/01/32 ....................................... 225,000 227,888
City of San Francisco , 5.25% , 9/01/49 .................................... 11,500,000 10,491,057
City of South San Francisco ,
Community Facilities District No. 2021-01 , Special Tax , 2025 , 5% , 9/01/40 ....... 375,000 403,221
Community Facilities District No. 2021-01 , Special Tax , 2025 , 5% , 9/01/45 ....... 600,000 624,058
Community Facilities District No. 2021-01 , Special Tax , 2025 , 5.125% , 9/01/50 .... 1,000,000 1,031,047
Community Facilities District No. 2021-01 , Special Tax , 2025 , 5.25% , 9/01/55 ..... 1,500,000 1,552,363
City of Stockton , Community Facilities District No. 2018-2 Improvement Area No. 2 ,
Special Tax , 2022 , 5.125% , 9/01/52 .................................... 3,660,000 3,736,078
City of Vacaville ,
Community Facilities District No. 13 Improvement Area No. 1 , Special Tax , 2025 A ,
5% , 9/01/35 .................................................... 390,000 420,964
Community Facilities District No. 13 Improvement Area No. 1 , Special Tax , 2025 A ,
5% , 9/01/40 .................................................... 375,000 396,248
Community Facilities District No. 13 Improvement Area No. 1 , Special Tax , 2025 A ,
5% , 9/01/45 .................................................... 810,000 829,875
Community Facilities District No. 13 Improvement Area No. 1 , Special Tax , 2025 A ,
5.125% , 9/01/50 ................................................. 1,225,000 1,240,562
Community Facilities District No. 13 Improvement Area No. 1 , Special Tax , 2025 A ,
5.25% , 9/01/55 .................................................. 1,475,000 1,503,926
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/36 ........ 1,525,000 1,632,826
City of Wildomar , Community Facilities District No. 2023-1 , Special Tax , 2026 , 5% ,
9/01/55 ......................................................... 550,000 559,225
f
Clovis Unified School District ,
GO , 2004 A , NATL Insured , ETM, 2.33%, 8/01/27 .......................... 1,205,000 1,166,175
GO , 2004 A , NATL Insured , 2.29%, 8/01/27 .............................. 6,295,000 6,095,260
GO , 2004 A , NATL Insured , 2.35%, 8/01/28 .............................. 3,000,000 2,835,667
c
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 13,845,000 12,687,227
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 39,885,000 28,289,844
c
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,545,000 7,208,935

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... $ 30,280,000 $ 26,185,938
f
Coachella Valley Unified School District ,
GO , 2012 D , AG Insured , 3.91%, 8/01/42 ................................ 8,500,000 4,526,849
GO , 2012 D , AG Insured , 4.03%, 8/01/43 ................................ 3,000,000 1,506,283
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 3,095,000 3,141,783
County of Madera ,
Community Facilities District No. 2021-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.875% , 9/01/53 ................................................. 1,100,000 1,150,255
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.75% , 9/01/53 .................................................. 3,080,000 3,222,156
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.875% , 9/01/53 ................................................. 1,100,000 1,150,254
County of Sacramento ,
Airport System , Revenue , 2024 , 5.25% , 7/01/49 ........................... 3,000,000 3,256,905
Airport System , Revenue , 2024 , 5% , 7/01/54 ............................. 7,000,000 7,372,289
Airport System , Revenue , 2024 , 5.25% , 7/01/54 ........................... 8,000,000 8,576,227
Airport System , Revenue , 2025 D , AG Insured , 5.25% , 7/01/55 ............... 10,000,000 10,427,656
County of San Bernardino ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2015 , Refunding ,
5% , 9/01/40 .................................................... 1,000,000 1,000,870
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2015 , Refunding ,
5% , 9/01/45 .................................................... 1,000,000 1,000,387
c
CSCDA Community Improvement Authority ,
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 16,000,000 13,089,467
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 10,000,000 8,078,494
Theo Apartments , Revenue , 144A, 2021 B , 4% , 5/01/57 ..................... 10,000,000 7,226,584
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 31,800,000 18,596,042
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue, Sub.
Lien , 2007 B , Refunding , 5.85% , 12/15/47 ............................... 4,120,000 4,124,134
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 .......... 2,000,000 2,006,727
f
Duarte Redevelopment Agency , Tax Allocation, Sub. Lien , 1999 , ETM, 4.32%, 12/01/28 3,665,000 3,261,536
f
El Rancho Unified School District , GO , 2004 , NATL Insured , 2.6%, 8/01/29 ........ 2,400,000 2,198,461
c
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1 Area No. 2A , Special Tax , 144A, 2021 A ,
4% , 9/01/51 .................................................... 1,245,000 1,084,482
Community Facilities District No. 2020-1 Area No. 3A , Special Tax , 144A, 2021 A ,
4.5% , 9/01/51 ................................................... 2,500,000 2,365,682
Fairfield Community Facilities District ,
c
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1 ,
Special Tax , 144A, 2020 A , 5% , 9/01/35 ............................... 1,000,000 1,069,928
c
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1 ,
Special Tax , 144A, 2020 A , 5% , 9/01/50 ............................... 5,255,000 5,312,791
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2024
A , 5% , 9/01/54 .................................................. 9,630,000 9,746,431
h ,i
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN , 2019-ML06 , XCA , 1.105% , 7/25/35 ................................ 127,820,580 6,762,987
c
Revenue , 144A, FRN , 2020-ML07 , XCA , 2.133% , 1/25/37 ................... 115,915,168 13,824,043
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19 , Special Tax , 2017 , 5% , 9/01/47 1,000,000 1,007,076
City of Folsom Community Facilities District No. 20 , Special Tax , 2018 , 5% , 9/01/33 530,000 546,569
City of Folsom Community Facilities District No. 20 , Special Tax , 2018 , 5% , 9/01/48 1,675,000 1,686,072
Foothill-Eastern Transportation Corridor Agency ,
f
Revenue , 2013 A , Refunding , 3.84%, 1/15/42 ............................. 75,000,000 41,203,785

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, (continued)
Revenue , 2013 B-1 , Refunding , 3.95% , 1/15/53 ........................... $ 23,000,000 $ 21,100,016
Revenue , 2013 B-2 , Refunding , 3.5% , 1/15/53 ............................ 15,500,000 13,050,675
f
Revenue , 2015 A , Refunding , 2.72%, 1/15/33 ............................. 19,000,000 15,799,070
g
Fremont Union High School District , GO , 2026 , 4.125% , 8/01/50 ................ 5,500,000 5,440,408
Galt Community Facilities District ,
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 5.5% , 9/01/43 ................................... 1,860,000 2,001,271
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 5.75% , 9/01/48 .................................. 2,945,000 3,147,421
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 6% , 9/01/53 .................................... 2,895,000 3,096,673
c
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 22,000,000 22,249,451
f
Hanford Joint Union High School District ,
GO , B , AG Insured , 2.62%, 8/01/32 .................................... 3,635,000 3,079,309
GO , B , AG Insured , 2.72%, 8/01/33 .................................... 3,705,000 3,036,281
GO , B , AG Insured , 2.94%, 8/01/35 .................................... 4,120,000 3,136,302
f
Hartnell Community College District , GO , 2009 D , 4.32%, 8/01/49 ............... 10,000,000 3,713,588
Independent Cities Finance Authority ,
Augusta Communities III LLC , Revenue , 2021 , Refunding , 4% , 11/15/56 ........ 8,160,000 6,111,162
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/45 ............... 1,685,000 1,687,265
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/50 ............... 2,160,000 2,088,320
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/59 ............... 5,540,000 5,205,051
COACH of San Diego LLC , Revenue , 2014 A , Refunding , 5.25% , 5/15/44 ....... 2,015,000 2,016,608
COACH of San Diego LLC , Revenue , 2014 A , Refunding , 5.25% , 5/15/49 ....... 4,800,000 4,802,424
Millennium Housing LLC , Revenue , 2015 , Refunding , 5% , 8/15/45 ............. 5,000,000 5,002,808
Millennium Housing LLC , Revenue , 2015 , Refunding , 5% , 8/15/50 ............. 4,900,000 4,901,400
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/56 ............. 4,000,000 2,832,652
Millennium Housing of California , Revenue , 2019 , Refunding , 5% , 5/15/48 ....... 1,000,000 1,011,830
Inland Valley Development Agency ,
Tax Allocation , 2014 A , Refunding , 5.25% , 9/01/37 ......................... 7,500,000 7,567,910
Tax Allocation , 2014 A , Refunding , 5% , 9/01/44 ........................... 9,000,000 9,079,688
Irvine Facilities Financing Authority , City of Irvine Community Facilities District No.
2013-3 , Special Tax , 2023 A , BAM Insured , 4% , 9/01/58 ..................... 6,500,000 6,009,915
Irvine Unified School District ,
Community Facilities District No. 09-1 , Special Tax , 2017 B , 5% , 9/01/42 ........ 995,000 1,006,864
Community Facilities District No. 09-1 , Special Tax , 2017 C , 5% , 9/01/47 ........ 995,000 996,904
Community Facilities District No. 09-1 , Special Tax , 2018 A , Refunding , 5% , 9/01/49 3,975,000 3,998,955
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 .......... 1,250,000 1,249,948
Lake Tahoe Unified School District , GO , 2012 , 5.3% , 8/01/40 ................... 1,140,000 1,254,901
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1 Improvement Area No. 1 , Special Tax , 2017 ,
5% , 9/01/42 .................................................... 2,750,000 2,786,777
Community Facilities District No. 2024-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 2,000,000 2,077,056
Community Facilities District No. 2024-1 , Special Tax , 2025 , 5.125% , 9/01/50 ..... 3,750,000 3,875,128
Community Facilities District No. 2024-1 , Special Tax , 2025 , 5.25% , 9/01/55 ...... 5,250,000 5,461,727
f
Las Virgenes Unified School District , GO , 2011 C , 6.678%, 8/01/33 .............. 8,050,000 9,905,891
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AG Insured , 4% , 8/01/34 ............................... 1,000,000 1,039,807
f
Lemon Grove School District , GO , 2010 B , AG Insured , 6.037%, 8/01/45 .......... 6,500,000 6,792,852
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............ 4,630,000 5,026,167
Long Beach Community College District , GO , 2025 E , 5% , 8/01/52 .............. 2,000,000 2,139,438
Los Alamitos Unified School District ,
COP , 2012 , 5.95% , 8/01/34 .......................................... 1,500,000 1,682,296
COP , 2012 , 6.05% , 8/01/42 .......................................... 4,500,000 4,931,329

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water , Revenue , 2020 A , Refunding , 5% , 7/01/50 ...... $ 18,805,000 $ 19,329,720
Los Angeles Department of Water & Power ,
Power System , Revenue , 2025 A , Refunding , 5% , 7/01/50 ................... 10,000,000 10,520,013
g
Power System , Revenue , 2025 D , Refunding , 5.25% , 7/01/56 ................ 9,175,000 9,780,072
Water System , Revenue , 2021 B , Refunding , 5% , 7/01/46 ................... 15,080,000 15,768,180
Water System , Revenue , 2022 D , Refunding , 5% , 7/01/47 ................... 12,090,000 12,755,573
g
Water System , Revenue , 2025 C , Refunding , 5% , 7/01/52 ................... 10,000,000 10,494,028
c
Los Angeles Housing Authority , Housing Pathways, Inc. , Revenue , 144A, 2024 B , 6% ,
12/01/62 ........................................................ 33,500,000 32,622,310
Los Angeles Unified School District ,
GO , 2024 QRR , 4% , 7/01/49 ......................................... 10,000,000 9,896,461
GO , 2024 QRR , 5.25% , 7/01/49 ....................................... 9,945,000 10,893,510
GO , 2025 A-1 , 5% , 7/01/49 .......................................... 10,000,000 10,788,915
Mendocino-Lake Community College District ,
GO , 2011 B , AG Insured , 6.55% , 8/01/36 ................................ 5,150,000 6,256,879
f
GO , 2011 B , AG Insured , 6.775%, 8/01/40 ............................... 7,500,000 9,660,620
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 3 , Special Tax , 2018 ,
5% , 9/01/43 .................................................... 1,000,000 1,022,116
Community Facilities District No. 2011-1 Improvement Area No. 3 , Special Tax , 2018 ,
5% , 9/01/48 .................................................... 1,500,000 1,518,720
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,100,000 1,180,682
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,150,000 1,230,118
Moreno Valley Unified School District , Community Facilities District No. 2015-3 , Special
Tax , 2019 , 4.125% , 9/01/48 .......................................... 360,000 328,351
Mountain House Community Facilities District ,
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/40 ................................. 500,000 532,454
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/45 ................................. 1,000,000 1,023,135
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/50 ................................. 2,125,000 2,144,673
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/55 ................................. 3,600,000 3,617,760
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 32,300,000 40,462,068
f
Newman-Crows Landing Unified School District , GO , 2008 B , AG Insured , 0.414%,
8/01/49 ......................................................... 2,290,000 2,127,176
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
BAM Insured , 4% , 3/01/42 ........................................... 5,000,000 5,006,288
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ................... 6,600,000 8,148,567
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1 , Special Tax , 2015 A , 5% ,
8/15/34 ........................................................ 1,495,000 1,497,299
County of Orange Community Facilities District No. 2015-1 , Special Tax , 2015 A ,
5.25% , 8/15/45 .................................................. 4,880,000 4,886,613
County of Orange Community Facilities District No. 2017-1 Area No. 1 , Special Tax ,
2018 A , 5% , 8/15/47 .............................................. 9,550,000 9,625,126
Palomar Health ,
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/39 .................. 12,190,000 12,081,081
Palomar Health Obligated Group , COP , 4% , 11/01/38 ....................... 5,000,000 4,405,907
Palomar Health Obligated Group , COP , 4% , 11/01/47 ....................... 6,000,000 4,516,125
f
Paso Robles Joint Unified School District , GO , 2010 A , 4.46%, 9/01/45 ........... 15,000,000 6,402,837
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,508,579

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1 , Special Tax , 2014 E , Refunding , 4.25% ,
9/01/38 ........................................................ $ 4,120,000 $ 4,119,972
Community Facilities District No. 2014-1 Improvement Area No. 2 , Special Tax , 2018
A , 4% , 9/01/48 .................................................. 1,530,000 1,371,223
Rancho Mirage Community Facilities District ,
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/44 .................................................... 2,200,000 2,291,246
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/49 .................................................... 1,500,000 1,525,039
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/54 .................................................... 1,400,000 1,416,927
Redondo Beach Unified School District , GO , 2011 E , 6.2% , 8/01/31 .............. 2,750,000 3,245,151
f
Richland School District , GO , 2009 C , AG Insured , 4.92%, 8/01/49 .............. 22,000,000 7,135,902
Rio Hondo Community College District , GO , 2010 C , 6.85% , 8/01/42 ............. 13,000,000 16,519,290
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1 , Special Tax , 2018 ,
Refunding , 5% , 9/01/33 ............................................ 1,625,000 1,675,642
City of Rio Vista Community Facilities District No. 2018-1 , Special Tax , 2018 ,
Refunding , 5% , 9/01/48 ............................................ 1,190,000 1,200,654
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5% , 9/01/38 ... 500,000 535,231
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.5% , 9/01/43 . 2,000,000 2,140,794
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.5% , 9/01/48 . 3,090,000 3,211,790
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.625% , 9/01/53 4,830,000 5,016,322
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 ,
Refunding , 5% , 9/01/50 ............................................ 5,000,000 5,027,920
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 ,
Refunding , 5% , 9/01/55 ............................................ 14,600,000 14,581,408
Community Facilities District No 2003-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.75% , 9/01/52 .................................................. 4,250,000 4,415,570
Community Facilities District No. 2016-1 , Special Tax , 2025 , AG Insured , 5% , 9/01/55 2,315,000 2,443,127
Community Facilities District No. 2020-1 Public Improvements , Special Tax , 2025 , AG
Insured , 5% , 9/01/55 .............................................. 4,000,000 4,221,386
Community Facilities District No. 2021-1 , Special Tax , 2021 , 2.625% , 9/01/34 ..... 860,000 780,769
Community Facilities District No. 2021-1 , Special Tax , 2021 , 2.625% , 9/01/35 ..... 925,000 824,401
Community Facilities District No. 2021-1 , Special Tax , 2021 , 4% , 9/01/46 ........ 1,495,000 1,290,537
Community Facilities District No. 2023-1 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/48 .................................................... 1,650,000 1,665,209
Community Facilities District No. 2023-1 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,625,000 2,625,923
f
Riverbank Unified School District ,
GO , 2008 B , AG Insured , 3.73%, 8/01/38 ................................ 6,690,000 4,243,547
GO , 2008 B , AG Insured , 4.19%, 8/01/43 ................................ 8,750,000 4,277,941
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,513,434
f
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , 4.27%,
6/01/43 ......................................................... 7,500,000 3,643,708
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 4,690,000 4,696,216
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/38 3,000,000 3,003,453
Community Facilities District No. 2004-1 Improvement Area No. 3 , Special Tax , 2013 ,
5% , 9/01/36 .................................................... 1,500,000 1,501,892
f
Rowland Unified School District ,
GO , 2009 B , 3.39%, 8/01/34 ......................................... 5,000,000 3,774,672
GO , 2009 B , 3.76%, 8/01/39 ......................................... 15,000,000 9,144,345

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
Rowland Unified School District, (continued)
GO , 2009 B , 3.65%, 8/01/42 ......................................... $ 10,750,000 $ 5,970,062
f
San Bernardino Community College District , GO , 2009 B , 4.24%, 8/01/44 ......... 12,495,000 5,810,861
San Diego Unified School District ,
f
GO , 2010 C , 6.52%, 7/01/47 ......................................... 26,025,000 26,019,186
f
GO , 2012 E , 4.856%, 7/01/42 ......................................... 6,940,000 6,147,276
f
GO , 2012 E , 5.299%, 7/01/47 ......................................... 13,500,000 11,228,162
GO , 2025 C-3 , 5% , 7/01/50 .......................................... 4,910,000 5,278,801
San Francisco Bay Area Rapid Transit District , GO , 2020 C-1 , 4% , 8/01/45 ........ 17,760,000 17,828,713
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , 5% , 5/01/37 ........................................ 5,535,000 5,865,660
Revenue , 2019 A , 5% , 5/01/44 ........................................ 10,000,000 10,303,056
Revenue , 2019 A , 5% , 5/01/49 ........................................ 10,000,000 10,154,495
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 34,520,000 34,965,090
Revenue, Second Series , 2022 B , Refunding , 5% , 5/01/52 ................... 5,250,000 5,499,122
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/44 ................. 8,605,000 9,423,050
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/49 ................. 350,000 370,719
Revenue, Second Series , 2025 A , 5.25% , 5/01/55 ......................... 6,045,000 6,378,198
Revenue, Second Series , 2025 A , 5.5% , 5/01/55 .......................... 10,000,000 10,768,271
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2024
C , 5% , 10/01/54 ................................................... 10,000,000 10,649,023
San Francisco City & County Redevelopment Agency Successor Agency , Mission Bay
South Redevelopment Area Tax Increment Financing District , Tax Allocation , 2014 A ,
5% , 8/01/43 ...................................................... 2,500,000 2,502,215
San Joaquin Hills Transportation Corridor Agency ,
f
Revenue , 1997 A , Refunding , NATL Insured , 3.05%, 1/15/32 ................. 50,225,000 42,084,201
f
Revenue, Junior Lien , ETM, 1.98%, 1/01/28 .............................. 19,150,000 18,472,326
Revenue, Junior Lien , 2014 B , Refunding , 5.25% , 1/15/44 ................... 1,125,000 1,125,835
Revenue, Junior Lien , 2014 B , Refunding , 5.25% , 1/15/49 ................... 13,790,000 13,798,384
e
San Joaquin Valley Clean Energy Authority , Revenue , 2025 A , Mandatory Put , 5.5% ,
7/01/35 ......................................................... 21,250,000 24,224,756
c,f
Santa Barbara Housing Authority , Revenue , 144A, 2025 A-S , 7.95%, 5/01/44 ...... 15,000,000 3,735,561
Santa Barbara Unified School District , GO , 2011 A , 7% , 8/01/36 ................ 8,000,000 10,623,770
f
Siskiyou Union High School District , GO , 2009 B , AG Insured , 4.93%, 8/01/49 ...... 15,015,000 4,865,635
St. Helena Unified School District , GO , 2011 B , 6.45% , 6/01/36 ................. 10,000,000 13,289,936
State of California ,
GO , Refunding , 4.125% , 3/01/45 ...................................... 12,000,000 12,288,357
g
GO , 4.125% , 3/01/49 ............................................... 5,500,000 5,535,445
g
GO , 5% , 3/01/55 .................................................. 8,000,000 8,575,641
State of California Department of Water Resources , Water Supply , Revenue , 2026 A ,
5% , 12/01/56 ..................................................... 15,000,000 16,111,644
Stockton Community Facilities District ,
Community Facilities District No. 2018-2 Improvement Area No. 4 , Special Tax , 2025 ,
5% , 9/01/45 .................................................... 1,000,000 1,031,504
Community Facilities District No. 2018-2 Improvement Area No. 4 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,500,000 1,522,019
Community Facilities District No. 2018-2 Improvement Area No. 4 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,550,000 1,563,037
Sulphur Springs Union School District , Community Facilities District No. 2006-1 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 2,820,000 2,857,321
f
Susanville School District , GO , 2010 , AG Insured , 4.91%, 8/01/49 ............... 17,505,000 5,695,120
Tejon Ranch Public Facilities Finance Authority , Tejon Industrial Complex Public
Improvements – East Community Facilities District No. 2008-1 , Special Tax , 2024 A ,
Refunding , 5% , 9/01/54 ............................................. 2,250,000 2,266,283

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ $ 600,000 $ 631,839
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,185,000 1,205,941
Three Rivers Levee Improvement Authority , Special Tax , 2021 B , Refunding , 4% ,
9/01/51 ......................................................... 2,710,000 2,429,771
Tobacco Securitization Authority of Southern California ,
f
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2006 C , 9.07%,
6/01/46 ........................................................ 23,500,000 4,047,116
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 B-1 , 2 ,
Refunding , 5% , 6/01/48 ............................................ 5,890,000 5,885,628
f
Torrance Unified School District , GO , 2009 B-1 , 4.63%, 8/01/34 ................. 5,095,000 3,479,396
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/43 ...................................... 5,500,000 5,596,791
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/48 ...................................... 6,490,000 6,542,017
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2019 , 5% , 9/01/49 ...................................... 1,960,000 1,971,003
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 571,519
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1 , Special Tax , 2004 , 5.75% , 9/01/29 ........ 1,915,000 1,903,062
Community Facilities District No. 04-1 , Special Tax , 2004 , 5.8% , 9/01/35 ........ 4,470,000 4,358,705
Community Facilities District No. 04-1 , Special Tax , 2005 , 5.25% , 9/01/30 ........ 4,990,000 4,853,920
University of California ,
Revenue , 2025 CC , 5% , 5/15/47 ...................................... 12,500,000 13,568,217
Revenue , 2025 CC , 5% , 5/15/53 ...................................... 20,200,000 21,546,294
g
Revenue , 2026 CF , Refunding , 5% , 11/15/45 ............................. 1,250,000 1,392,655
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............ 1,560,000 1,564,957
f
Victor Valley Community College District , GO , 2008 C , 4.66%, 6/01/49 ........... 11,940,000 4,140,054
Washington Township Health Care District ,
Revenue , 2017 B , Refunding , 4% , 7/01/35 ............................... 2,000,000 1,999,281
Revenue , 2017 B , Refunding , 4% , 7/01/36 ............................... 1,900,000 1,883,478
Westside Union School District , Community Facilities District No. 2018-1 Area 1 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 360,000 325,873
2,898,208,599
Florida 0.3%
c,f
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 8,200,000 7,024,182
c ,e
Florida Development Finance Corp. , Brightline Florida Holdings LLC , Revenue , 144A,
2025 B , Mandatory Put , 10% , 6/15/26 .................................. 3,625,000 2,501,250
9,525,432
Minnesota 0.1%
c
City of Fridley , Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 B-2 , 9% ,
6/01/41 ......................................................... 3,250,000 3,343,117
Texas 0.6%
c
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Junior Lien , 144A, 2022 B , 6.25% , 12/01/54 .............................. 10,100,000 8,675,633
c
Texas Community Housing & Economic Development Corp. ,
f
Agape Helotes, Inc. , Revenue, Junior Lien , 144A, 2025 B , 7.736%, 1/01/65 ...... 163,530,000 8,065,512

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
Texas Community Housing & Economic Development Corp., (continued)
Agape Helotes, Inc. , Revenue, Senior Lien , 144A, 2025 A-2 , 12% , 1/01/65 ....... $ 1,305,000 $ 1,314,155
18,055,300
Virginia 0.2%
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 5,250,000 5,119,961
Wisconsin 0.3%
c
Public Finance Authority ,
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. 7,000,000 5,907,394
f
Pine Forest 2022 Obligated Group , Revenue, Sub. Lien , 144A, 2022 , 2.279%,
12/01/45 ....................................................... 6,000,000 4,703,310
10,610,704
U.S. Territories 5.0%
American Samoa 0.0%
†
c
American Samoa Economic Development Authority , Revenue , 144A, 2025 B , 5.25% ,
9/01/45 ......................................................... 1,125,000 1,142,906
Guam 0.6%
Guam Government Waterworks Authority , Revenue , 2017 , Refunding , 5% , 7/01/40 .. 9,885,000 10,059,830
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/38 .............. 4,750,000 4,846,198
Territory of Guam ,
Revenue , 2021 F , Refunding , 4% , 1/01/36 ............................... 250,000 254,935
Revenue , 2021 F , Refunding , 4% , 1/01/42 ............................... 1,125,000 1,120,274
Hotel Occupancy Tax , Revenue , 2021 A , Refunding , 5% , 11/01/35 ............. 3,000,000 3,226,952
19,508,189
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
2,125,000 2,162,600
Puerto Rico 4.0%
Commonwealth of Puerto Rico ,
f,h
GO , FRN , 2.567%, 11/01/43 .......................................... 2,826,453 1,932,587
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 809,842 828,823
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 796,704 851,307
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 773,832 859,904
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 733,796 751,538
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 659,584 670,906
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 566,098 567,268
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 769,676 747,027
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 16,300,453 14,716,836
f
GO , 2022 A-1 , 4.18%, 7/01/33 ........................................ 944,324 699,217
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... 13,655,512 13,430,773
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 .......................... 685,869 686,020
Puerto Rico Electric Power Authority ,
d
Revenue , 1 , 10% , 1/01/21 ........................................... 1,768,493 1,180,469
d
Revenue , 2 , 10% , 7/01/21 ........................................... 1,768,493 1,180,469
d
Revenue , 2013 A , 10% , 7/01/19 ....................................... 1,601,766 1,069,179
d
Revenue , 2013 A , 7% , 7/01/33 ........................................ 10,290,000 6,868,575
d
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 1,601,765 1,069,178
d
Revenue , 3 , 10% , 1/01/22 ........................................... 600,000 400,500
d
Revenue , 4 , 10% , 7/01/22 ........................................... 600,000 400,500
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,800,000 1,847,313

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 A , 6.625% , 1/01/27 .................................... $ 362,482 $ 362,399
Revenue , 2000 A , 6.625% , 1/01/28 .................................... 2,764,591 2,769,661
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.55% , 7/01/40 ................................ 100,000 100,670
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 18,244,000 17,790,141
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 8,695,000 8,534,390
f
Sales Tax , Revenue , A-1 , 5.16%, 7/01/46 ................................ 20,000,000 7,194,212
f
Sales Tax , Revenue , A-1 , 5.41%, 7/01/51 ................................ 47,945,000 12,614,684
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 4,419,000 4,428,140
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 28,616,000 27,726,395
132,279,081
Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 9,660,000 10,242,856
Total U.S. Territories .................................................................... 165,335,632
Total Municipal Bonds (Cost $ 3,119,881,581 ) ...................................
3,124,925,732
Total Long Term Investments (Cost $ 3,195,021,215 ) .............................
3,191,997,766
a
a a a a
Short Term Investments 1.6%
Municipal Bonds 1.6%
California 1.6%
j
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
1.1% , 10/01/54 ................................................... 14,500,000 14,500,000
j
California Municipal Finance Authority , Boone 534 LLC , Revenue , 2026 B , Daily VRDN
and Put , 7.1% , 2/01/38 .............................................. 8,050,000 8,116,406
j
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 1.1% , 7/01/46 ................................. 1,100,000 1,100,000
j
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 1.1% , 10/01/41 ................................... 16,300,000 16,300,000
j
Regents of the University of California , Medical Center , Revenue , 2007 B-1 , Refunding ,
Daily VRDN and Put , 1.4% , 5/15/32 .................................... 12,720,000 12,720,000
52,736,406
Total Municipal Bonds (Cost $ 52,670,000 ) ......................................
52,736,406
Total Short Term Investments (Cost $ 52,670,000 ) ................................
52,736,406
a
Total Investments (Cost $ 3,247,691,215 ) 98.9% ..................................
$3,244,734,172
Other Assets, less Liabilities 1.1% .............................................
36,526,090
Net Assets 100.0% ...........................................................
$3,281,260,262

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 41 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $948,487,706, representing 28.9% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
e
The maturity date shown represents the mandatory put date.
f
The rate shown represents the yield at period end.
g
Security purchased on a when-issued basis. See Note 1(b).
h
The coupon rate shown represents the rate at period end.
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California High
Yield Municipal
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,247,691,215
Value - Unaffiliated issuers .................................................................. $3,244,734,172
Cash .................................................................................... 462,657
Receivables:
Capital shares sold ........................................................................ 3,109,359
Interest ................................................................................. 43,296,580
Total assets .......................................................................... 3,291,602,768
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,388,950
Capital shares redeemed ................................................................... 5,559,609
Management fees ......................................................................... 1,139,522
Distribution fees .......................................................................... 305,793
Transfer agent fees ........................................................................ 588,805
Trustees' fees and expenses ................................................................. 60
Distributions to shareholders ................................................................. 1,089,876
Accrued expenses and other liabilities ........................................................... 269,891
Total liabilities ......................................................................... 10,342,506
Net assets, at value ................................................................. $3,281,260,262
Net assets consist of:
Paid-in capital ............................................................................. $3,486,776,774
Total distributable earnings (losses) ............................................................. (205,516,512)
Net assets, at value ................................................................. $3,281,260,262

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Class A:
Net assets, at value ....................................................................... $1,168,018,463
Shares outstanding ........................................................................ 118,501,682
Net asset value per share
a ,b
.................................................................. $9.86
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $10.24
Class A1:
Net assets, at value ....................................................................... $662,264,939
Shares outstanding ........................................................................ 67,322,286
Net asset value per share
a ,b
.................................................................. $9.84
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $10.22
Class C:
Net assets, at value ....................................................................... $73,036,172
Shares outstanding ........................................................................ 7,367,556
Net asset value and maximum offering price per share
a ,b
............................................ $9.91
Class R6:
Net assets, at value ....................................................................... $77,623,155
Shares outstanding ........................................................................ 7,864,552
Net asset value and maximum offering price per share
b
............................................. $9.87
Advisor Class:
Net assets, at value ....................................................................... $1,300,317,533
Shares outstanding ........................................................................ 131,887,313
Net asset value and maximum offering price per share
b
............................................. $9.86
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Municipal Securities Trust
Financial Statements
Statement of Operations
for the year ended February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California High
Yield Municipal
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $152,290,554
Expenses:
Management fees (Note 3 a ) ................................................................... 13,902,397
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,555,300
    Class A1 ............................................................................... 668,087
    Class C ................................................................................ 491,070
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 772,451
    Class A1 ............................................................................... 502,246
    Class C ................................................................................ 56,637
    Class R6 ............................................................................... 17,827
    Advisor Class ............................................................................ 906,765
Custodian fees ............................................................................. 15,962
Reports to shareholders fees .................................................................. 55,911
Registration and filing fees .................................................................... 41,774
Professional fees ........................................................................... 219,369
Trustees' fees and expenses .................................................................. 31,520
Other .................................................................................... 355,711
Total expenses ......................................................................... 20,593,027
Net investment income ................................................................ 131,697,527
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (22,899,997)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 12,011,010
Unfunded commitments .................................................................... (1,620,918)
Net change in unrealized appreciation (depreciation) ............................................ 10,390,092
Net realized and unrealized gain (loss) ............................................................ (12,509,905)
Net increase (decrease) in net assets resulting from operations .......................................... $119,187,622

Franklin Municipal Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin California High Yield Municipal Fund
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $131,697,527 $113,522,234
Net realized gain (loss) ................................................. (22,899,997) (23,658,994)
Net change in unrealized appreciation (depreciation) ........................... 10,390,092 38,149,884
Net increase (decrease) in net assets resulting from operations ................ 119,187,622 128,013,124
Distributions to shareholders:
Class A ............................................................. (42,934,054) (33,286,444)
Class A1 ............................................................ (29,103,317) (30,414,871)
Class C ............................................................. (2,847,729) (3,156,190)
Class R6 ............................................................ (2,966,424) (2,427,473)
Advisor Class ........................................................ (53,477,488) (43,462,594)
Total distributions to shareholders .......................................... (131,329,012) (112,747,572)
Capital share transactions: (Note 2 )
Class A ............................................................. 187,910,278 266,877,961
Class A1 ............................................................ (44,741,509) (68,763,477)
Class C ............................................................. (11,177,350) (8,310,519)
Class R6 ............................................................ 11,943,438 14,864,697
Advisor Class ........................................................ 119,081,951 265,571,571
Total capital share transactions ............................................ 263,016,808 470,240,233
Net increase (decrease) in net assets ................................... 250,875,418 485,505,785
Net assets:
Beginning of year ....................................................... 3,030,384,844 2,544,879,059
End of year ........................................................... $3,281,260,262 $3,030,384,844

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin California High Yield Municipal Fund
1. Organization and Significant Accounting Policies
Franklin Municipal Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin California High Yield Municipal
Fund (Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and  excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividends from net investment income are
normally declared daily; these dividends may be reinvested
or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded
on ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 41,732,767 $401,695,487 39,430,549 $390,770,256
Shares issued in reinvestment of distributions .......... 3,947,930 37,995,370 3,006,832 29,733,559
Shares redeemed ............................... (26,211,259) (251,780,579) (15,541,705) (153,625,854)
Net increase (decrease) .......................... 19,469,438 $187,910,278 26,895,676 $266,877,961
Class A1 Shares:
Shares sold ................................... 3,630,181 $34,981,543 3,133,435 $31,022,853
Shares issued in reinvestment of distributions .......... 2,564,612 24,614,926 2,620,130 25,845,061
Shares redeemed ............................... (10,858,779) (104,337,978) (12,723,467) (125,631,391)
Net increase (decrease) .......................... (4,663,986) $(44,741,509) (6,969,902) $(68,763,477)
Class C Shares:
Shares sold ................................... 1,889,121 $18,341,101 2,231,242 $22,232,038
Shares issued in reinvestment of distributions .......... 281,809 2,724,875 303,493 3,017,044
Shares redeemed
a
.............................. (3,340,904) (32,243,326) (3,372,293) (33,559,601)
Net increase (decrease) .......................... (1,169,974) $(11,177,350) (837,558) $(8,310,519)
Class R6 Shares:
Shares sold ................................... 4,029,244 $38,839,226 2,645,569 $26,237,351
Shares issued in reinvestment of distributions .......... 296,749 2,859,932 229,503 2,272,221
Shares redeemed ............................... (3,098,892) (29,755,720) (1,378,938) (13,644,875)
Net increase (decrease) .......................... 1,227,101 $11,943,438 1,496,134 $14,864,697
Advisor Class Shares:
Shares sold ................................... 51,742,281 $496,706,665 48,258,465 $478,078,553
Shares issued in reinvestment of distributions .......... 4,573,865 44,017,698 3,661,004 36,211,650
Shares redeemed ............................... (44,031,982) (421,642,412) (25,136,507) (248,718,632)
Net increase (decrease) .......................... 12,284,164 $119,081,951 26,782,962 $265,571,571
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)
g. Guarantees and Indemnifications
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended February 28, 2026, the gross effective investment management fee rate was 0.458% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
Distributors has agreed to limit the current rate to 0.10% per year for Class A1.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended February 28, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$519,029 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2026.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended February 28, 2026, these purchase and sale transactions aggregated $136,545,000 and $193,610,000, respectively.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $14,848
CDSC retained .............................................................................. $243,132
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2026, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended February 28, 2026 and 2025, was as follows:
At February 28, 2026, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales and bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2026, aggregated
$653,291,524 and $416,635,564, respectively.
6. Credit Risk and Defaulted Securities
At February 28, 2026, the Fund had 34.8% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations
and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February
28, 2026, the aggregate value of these securities was $24,942,458 representing 0.8% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 108,517,455
Long term ................................................................................ 98,154,154
Total capital loss carryforwards ............................................................... $206,671,609
2026 2025
Distributions paid from:
Ordinary income .......................................................... $7,412,135 $7,256,025
Tax exempt income ........................................................ 123,916,877 105,491,547
$131,329,012 $112,747,572
Cost of investments .......................................................................... $3,252,243,823
Unrealized appreciation ........................................................................ $150,747,081
Unrealized depreciation ........................................................................ (158,256,732)
Net unrealized appreciation (depreciation) .......................................................... $(7,509,651)
Distributable earnings:
Undistributed tax exempt income ................................................................. $9,754,620

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended February 28, 2026, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ — $ — $ —
b
$ —
Corporate Bonds :
Commercial Services & Supplies ........... — — 16,092,950 16,092,950
Diversified Consumer Services ............ — 41,264,072 — 41,264,072
Electric Utilities ........................ — 9,715,012 — 9,715,012
Municipal Bonds :
Arizona .............................. — 14,726,987 — 14,726,987
California ............................. — 2,889,809,631 8,398,968 2,898,208,599
Florida ............................... — 9,525,432 — 9,525,432

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Municipal Bonds: (continued)
Minnesota ............................ $ — $ 3,343,117 $ — $ 3,343,117
Texas ............................... — 18,055,300 — 18,055,300
Virginia .............................. — 5,119,961 — 5,119,961
Wisconsin ............................ — 10,610,704 — 10,610,704
U.S. Territories ..........................
American Samoa ....................... — 1,142,906 — 1,142,906
Guam ............................... — 19,508,189 — 19,508,189
Pacific Islands ......................... — 2,162,600 — 2,162,600
Puerto Rico ........................... — 132,279,081 — 132,279,081
Virgin Islands .......................... — 10,242,856 — 10,242,856
Short Term Investments ................... — 52,736,406 — 52,736,406
Total Investments in Securities ........... $— $3,220,242,254 $24,491,918 $3,244,734,172
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
9. Fair Value Measurements
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin Municipal Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Municipal Securities Trust and Shareholders of Franklin California High Yield Municipal
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
California High Yield Municipal Fund (the “Fund”) as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February
28, 2026, including the related notes, and the financial highlights for each of the four years in the period ended February
28, 2026, the period June 1, 2021 to February 28, 2022 and the year ended May 31, 2021 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the four years in the period ended February 28, 2026, the period June 1, 2021 to February 28, 2022 and the year ended May 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, private placement agents and broker; when replies were not received from private placement agents or broker, we performed other audit procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
April 17, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Municipal Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2026:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $123,916,877
Section 163(j) Interest Earned §163(j) $7,412,135

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

MUN-AFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Municipal Securities Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	April 30, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 30, 2026